Earnings Per Share	12 Months Ended
Jan. 31, 2025
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Earnings Per Share
19.	EARNINGS PER SHARE

a)	Basic earnings per share
Details of basic earnings per share were as follows:

	Years ended
	January 31, 2025	January 31, 2024
Net income attributable to shareholders - continuing operations	$62.6	$930.6
Net loss attributable to shareholders - discontinued operations	(275.7)	(187.2)
Net income (loss) attributable to shareholders	$(213.1)	$743.4

Weighted average number of shares	73,661,874	77,166,505
Basic earnings per share - continuing operations	$0.85	$12.06
Basic loss per share - discontinued operations	(3.74)	(2.43)
Basic earnings (loss) per share	$(2.89)	$9.63

b)	Diluted earnings per share
Details of diluted earnings per share were as follows:

	Years ended
	January 31, 2025	January 31, 2024
Net income (loss) attributable to shareholders - continuing operations	$62.6	$930.6
Net loss attributable to shareholders - discontinued operations	(275.7)	(187.2)
Net income (loss) attributable to shareholders	$(213.1)	$743.4

Weighted average number of shares	73,661,874	77,166,505
Dilutive effect of stock options	924,347	1,357,285
Weighted average number of diluted shares	74,586,221	78,523,790
Diluted earnings (loss) per share - continuing operations	$0.84	$11.85
Diluted loss per share - discontinued operations	(3.70)	(2.38)
Diluted earnings (loss) per share	$(2.86)	$9.47
Excluded from the above calculation is 1,841,345 options for the twelve-month period ended January 31, 2025 (1,550,200 for the twelve-month period ended January 31, 2024), which were deemed to be anti-dilutive.
The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on share value on the Toronto Stock Exchange for the period during which the options were outstanding.